Financial Instruments and Risk Management (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial Assets
Cash and cash equivalents	$ 6,166	$ 7,520	$ 159	$ 4,689
Financial Liabilities
Unsecured notes payable	663
Amortized cost [Member]
Financial Assets
Cash and cash equivalents	6,166	7,520
Prepaid expenses and other receivables	282	44
Investment
Financial Liabilities
Accounts payable and accrued liabilities	1,107	127
Unsecured notes payable	3,663	233
Warrant liability
Fair value to other comprehensive income [Member]
Financial Assets
Cash and cash equivalents
Prepaid expenses and other receivables
Investment		52
Fair value to profit and loss account [Member]
Financial Liabilities
Accounts payable and accrued liabilities
Unsecured notes payable
Warrant liability	$ 2,475	$ 24